Farm Bureau Life Variable Account

Flexible Premium Variable Life Insurance Policy

Issued By

Farm Bureau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

April 29, 2024

The prospectus for the Farm Bureau Life Variable Account, an individual nonparticipating flexible premium variable life insurance policy offered by Farm Bureau Life Insurance Company, contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.fbfs.com/variable-product-document. You can also obtain this information at no cost by calling 1-800-247-4170 or by sending an email request to LifePolicyService@fbfs.com.

Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved these securities or determined that this Updating Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Definitions	2
Updated Information About Your Policy	3
Important Information You Should Know About the Policy	4
APPENDIX: Investment Options Available Under the Policy	8

Definitions

Cash Value: The total amount invested under the Policy. It is the sum of the values of the Policy in each Subaccount of the Variable Account, the value of the Policy in the Declared Interest Option and any outstanding Policy Debt.

Company, we, us, our: Farm Bureau Life Insurance Company.

Declared Interest Option: An investment option under the Policy funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Variable Account.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Variable Account invests.

Grace Period: The 61-day period beginning on the date we send notice to the Policyowner that Net Cash Value is insufficient to cover the monthly deduction.

Home Office: The Company’s principal office at 5400 University Avenue, West Des Moines, Iowa 50266. Telephone: 1- 800-247-4170. Fax: 1-800-754-6370.

Insured: The person upon whose life the Company issues a Policy.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Monthly Deduction Day: The same date in each month as the Policy Date. The Company makes the monthly deduction on the Business Day coinciding with or immediately following the Monthly Deduction Day. (See “CHARGES AND DEDUCTIONS—Monthly Deduction.” in the prospectus)

Net Cash Value: The Cash Value of the Policy reduced by any outstanding Policy Debt and increased by any unearned loan interest.

Net Premium: The amount of premium remaining after we deduct the premium expense charge.

Policy: The flexible premium variable life insurance policy we offer and describe in this Prospectus, which term includes the Policy described in this Prospectus, the Policy application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Policy Month: A one-month period beginning on a Monthly Deduction Day and ending on the day immediately preceding the next Monthly Deduction Day.

Policyowner, you, your: The person who owns a Policy.

Policy Year: A twelve-month period beginning on the Policy Date or on a Policy Anniversary.

Specified Amount: The minimum death benefit payable under a Policy so long as the Policy remains in force.

Subaccount: A subdivision of the Variable Account which invests exclusively in a corresponding Investment Option.

Surrender Charge: A charge we assess at the time of any partial or complete surrender equal to the lesser of $25 or 2% of the amount surrendered.

Variable Account: Farm Bureau Life Variable Account.

Updated Information About Your Policy

The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Policy.

Asset Allocation Program. Effective April 26, 2024, the Asset Allocation Program ceased to be available under your Policy. If you were participating in the Asset Allocation Program when it was discontinued:

•	Your Cash Value is no longer automatically rebalanced each year to maintain the particular percentage allocations of your Cash Value among the Subaccounts specified under the asset allocation model portfolio you selected. However, you may elect to have your Cash Value rebalanced periodically under the automatic rebalancing program available under the Policy, described below.
•	Unless you provide us with alternative allocation instructions, your Net Premiums will continue to be allocated to the same Subaccounts that they were allocated to under the asset allocation model portfolio immediately before the Asset Allocation Program was discontinued based on the particular percentage allocations that were in effect at that time. However, FBL Wealth Management, LLC will no longer review and change those percentage allocations.

Asset Rebalancing Program. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain particular percentage allocations of your Cash Value among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Cash Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Policy's then-effective Net Premium allocation instructions. The asset rebalancing program will transfer Cash Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.
•	This feature is free and is not considered in the twelve free currently permitted transfers during a Policy Year.
•	This feature cannot be utilized in combination with the dollar cost averaging program.

If you would like to provide new allocation instructions or elect to participate in the asset rebalancing program, you may contact your financial representative, call us at 1-800-247-4170, or write to us at 5400 University Avenue, Des Moines, Iowa 50266.

Investment Options. At the close of business on April 26, 2024, certain Funds of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. that were Investment Options under your Policy (the “American Century Funds”) merged into substantially similar Funds of Lincoln Variable Insurance Products Trust (the “LVIP Funds”), as set forth in the table below.

American Century Fund	LVIP Fund
VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
VP Inflation Protection Bond Fund	LVIP American Century Inflation Protection Fund
VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
VP Ultra® Fund	LVIP American Century Ultra Fund
VP Value Fund	LVIP American Century Value Fund

Policyowners who had Cash Value allocated to the Subaccounts that invested in the American Century Funds (the “American Century Subaccounts”) on April 26, 2024, had their Cash Value transferred to the Subaccounts that invest in the corresponding LVIP Funds (the “LVIP Subaccounts”). Cash Value immediately after such reallocation was equal to the Cash Value immediately before the reallocation. No fees or charges were assessed and there were no adverse tax consequences as a result of the mergers.

For up to 90 days from April 26, 2024, you can transfer your Cash Value in the LVIP Subaccounts that had been automatically transferred from the American Century Subaccounts to any other Subaccount and the Declared Interest Option available under the Policy without a charge being assessed for such transfer. All such transfers will not count against the number of free transfers allowed each Policy Year. If you would like to request a transfer, you may contact your financial representative, call us at 1-800-247-4170, or write to us at 5400 University Avenue, Des Moines, Iowa 50266. In addition, you may surrender your Cash Value in the LVIP Subaccounts that had been automatically transferred from the American Century Subaccounts for up to 30 days from April 26, 2024 without a surrender charge being imposed.

Any order to allocate Net Premiums and transfer Cash Value to an American Century Subaccount, including instructions for dollar cost averaging transfers, will now be allocated to the corresponding LVIP Subaccount. You may change your instructions for dollar cost averaging transfers at any time by contacting our Home Office toll free at 1-800-247-4170.

Additional information about the LVIP Funds, including the investment adviser and subadviser and the current expenses, is available in the Appendix to this Updating Summary Prospectus.

Important Information You Should Know About the Policy

An investment in the Policy is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Charges for Early Withdrawals	Upon partial or complete surrender of a Policy in any Policy Year, we assess a charge equal to the lesser of $25 or 2% of the amount surrendered to compensate us for costs incurred in effecting the surrender. For example, if you make a partial surrender (of more than $1250) or a full surrender when your Cash Value is $100,000, you would be assessed a surrender charge of $25.	Charges and Deductions Fee Table
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions. These charges include a premium expense charge and transfer charge.	Charges and Deductions Fee Table
Ongoing Fees and Expenses (annual charges)	In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, administration, mortality and expense risks, loan charges, and the cost of optional benefits available under the Policy. These fees and expenses may be set based on characteristics of the	Charges and Deductions Fee Table

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Insured under the Policy (e.g., age, sex, and underwriting class). You should view the specifications page of your Policy for rates applicable to your Policy.

Policyowners will also bear expenses associated with the Investment Options available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment Options (portfolio company fees and expenses)*	0.10%	1.41%
*As a percentage of Investment Option assets.

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Principal Risks of Investment in the Policy
Not a Short-Term Investment	This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.	Principal Risks of Investment in the Policy

•      We apply a Surrender Charge with respect to a partial or full surrender made during any Policy Year.

•      During the first 12 Policy Months, and during the first 12 Policy Months following an Increase in Specified Amount, we deduct the monthly Administrative Charge.

•      The foregoing charges will reduce the value of your Policy and are minimized the longer you hold the Policy.

•      Tax deferral is more beneficial to investors with a long-time horizon.

Charges and Deductions

Risks Associated with Investment Options

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options.

Each Investment Option (including the Declared Interest Option) has its own unique risks. You should review these Investment Options before making an investment decision.

Principal Risks of Investment in the Policy Farm Bureau Life Insurance Company and the Variable Account
Insurance Company Risks	An investment in the Policy is subject to the risks related to Farm Bureau Life Insurance Company, including that any obligations (including under the Declared Interest Option), guarantees, or benefits of the Policy are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available by calling toll-free at 1-800-247-4170 or writing to: Farm Bureau Life, 5400 University Avenue, West Des Moines, Iowa 50266.	Farm Bureau Life Insurance Company and the Variable Account
Policy Lapse

Your Policy may lapse (terminate without value) if the Net Cash Value is insufficient on a Monthly Deduction Day to cover the monthly deduction and a Grace Period expires without a sufficient payment. The Policy will

The Policy – Policy Lapse and Reinstatement

not lapse if you selected the optional Death Benefit Guarantee Rider and you have paid sufficient premiums to meet the cumulative death benefit guarantee monthly premium requirement on each Monthly Deduction Day. We will notify you that the Policy will lapse at the end of the Grace Period unless you make a sufficient payment. If your Policy lapses, no death benefit will be payable under the Policy.

Whether a Policy lapses depends on the level of Net Cash Value, which is affected by the amount of premiums you paid and on the investment performance of the Investment Options and the Declared Interest Option. Poor investment performance, payment of insufficient premiums, and taking a Policy Loan increases the risk of Policy lapse.

Prior to the Maturity Date, you may apply to reinstate a lapsed Policy at any time within five years of the Monthly Deduction Day immediately preceding the Grace Period which expired without payment of the required premium. Among the items you must submit in your reinstatement application is a premium that, after the deduction of the premium expense charge, is at least sufficient to cover the monthly policy expenses for the lapsed period and to keep the Policy in force for three months.

RESTRICTIONS		LOCATION IN PROSPECTUS
Investments

Currently, the first twelve transfers in a Policy Year may be effected without a transfer charge. But we may impose a transfer charge of $25 for the thirteenth and each subsequent transfer in a Policy Year.

Only one transfer per Policy Year is permitted between the Declared Interest Option and the Variable Account.

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares of the Investment Options that the Variable Account holds or that the Variable Account may purchase.

Charges and Deductions Farm Bureau Life Insurance Company and the Variable Account – Addition, Deletion, or Substitution of Investments
Optional Benefits	We offer several optional riders under the Policy as well as the ability to take Policy Loans. The optional riders may be terminated in certain circumstances, such as in the case of Policy lapse. We do not have the right to terminate an optional benefit in our sole discretion. The maximum loan amount that we allow at any time may not exceed 90% of the Net Cash Value of the Policy (100% in some states). We charge interest on Policy Loans.	Overview of the Policy Fee Tables Other Benefits Available Under the Policy
TAXES		LOCATION IN PROSPECTUS
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.

There is no additional tax benefit to you if the Policy was purchased through a tax- qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Federal Tax Matters
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment	We have discontinued new sales of the Policies to the public. We summarize	Distribution of the

Professional Compensation

below the kinds of compensation paid in connection with past sales of the Policy and on an ongoing basis.

Investment professionals receive compensation for selling the Policy to investors (e.g., in the form of cash commission payments). In addition to commissions and other forms of cash compensation, certain investment professionals also may receive non-cash compensation. Non-cash compensation can entail payment for conferences, seminars, meals, sporting events, theater performances, travel, lodging and/or entertainment as well as prizes and awards. Finally, investment professionals may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

These investment professionals have a financial incentive to offer or recommend the Policy over another investment.

Policies
Exchanges	Because the Policy is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing life insurance policy you own with a new purchase of this Policy. In general, you should be aware that some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. Thus, in general, you should only exchange your life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.	The Policy

APPENDIX: Investment Options Available Under the Policy

The following is a list of Investment Options available under the Policy. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time and time and can be found online at www.fbfs.com/variable-product-documents. You can also request this information at no cost by calling 1-800-247-4170 or sending an email request to LifePolicyService@fbfs.com.

The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option’s past performance is not necessarily an indication of future performance. Updated performance information is available at no cost by visiting the website or calling the telephone number above.

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Long-term capital appreciation	BNY MELLON BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Class The BNY Mellon Investment Adviser, Inc. (Adviser) Newton Investment Management Limited (Subadviser)	0.92%	23.50%	14.85%	10.18%
Long-term capital growth consistent with preservation of capital	BNY MELLON BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Class The BNY Mellon Investment Adviser, Inc. (Adviser) Fayez Sarofim and Co. (Subadviser)	0.85%	20.97%	16.23%	11.09%
Long-term capital growth, current income and growth of income, consistent with reasonable investment risk	BNY MELLON BNY Mellon Variable Investment Fund: Growth & Income Portfolio—Initial Class The BNY Mellon Investment Adviser, Inc. (Adviser) Newton Investment Management Limited (Subadviser)	0.70%*	26.69%	16.89%	11.84%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Capital growth	BNY MELLON BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Class The BNY Mellon Investment Adviser, Inc. (Adviser) Newton Investment Management Limited (Subadviser)	0.82%	9.28%	9.15%	6.15%
Investment results that correspond to investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index	CALVERT VARIABLE PRODUCTS Calvert VP NASDAQ-100 Index Portfolio Calvert Research and Management (Adviser) Ameritas Investment Partners, Inc. (Subadviser)	0.48%*	54.40%	22.09%	17.29%
Investment results that correspond to investment performance of U.S. common stocks, as represented by the Russell 2000® Index	CALVERT VARIABLE PRODUCTS Calvert VP Russell 2000® Small Cap Index Portfolio Calvert Research and Management (Adviser) Ameritas Investment Partners, Inc. (Subadviser)	0.39%*	16.60%	9.69%	6.77%
Investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index	CALVERT VARIABLE PRODUCTS Calvert VP S&P MidCap 400 Index Portfolio Calvert Research and Management (Adviser) Ameritas Investment Partners, Inc. (Subadviser)	0.33%*	16.12%	12.28%	8.90%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Seeks to maintain a stable net asset value (NAV) of $1.00 per share	FEDERATED HERMES INSURANCE SERIES Federated Hermes Government Money Fund II—Service Shares Federated Hermes Investment Management (Adviser)	0.63%*	4.52%	1.49%	0.90%
High current income and moderate capital appreciation	FEDERATED HERMES INSURANCE SERIES Federated Hermes Managed Volatility Fund II—Primary Shares Federated Global Investment Management Corp. (Fed Global), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (Advisers)	0.97%*	8.68%	6.15%	4.19%
Current income	FEDERATED HERMES INSURANCE SERIES Federated Hermes Quality Bond Fund II—Primary Shares Federated Hermes Investment Management Company (Adviser)	0.74%*	6.14%	2.36%	2.25%
Long-term capital appreciation	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS Fidelity® VIP Contrafund® Portfolio—Initial Class Fidelity Management & Research Company (FMR) (Adviser) FMR Co., Inc. and other investment advisers (Subadviser)	0.56%	33.45%	16.65%	11.61%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Capital appreciation	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS Fidelity® VIP Growth Portfolio—Initial Class Fidelity Management & Research Company (FMR) (Adviser) FMR Co., Inc. and other investment advisers (Subadviser)	0.58%	36.24%	19.64%	14.80%
High total return through combination of current income and capital appreciation	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS Fidelity® VIP Growth & Income Portfolio —Initial Class Fidelity Management & Research Company (FMR) (Adviser) FMR Co., Inc. and other investment advisers (Subadviser)	0.49%	18.72%	14.79%	10.27%
High level of current income, while also considering growth of capital	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS Fidelity® VIP High Income Portfolio—Service Class 2 Fidelity Management & Research Company (FMR) (Adviser) FMR Co., Inc. and other investment advisers (Subadviser)	1.02%	10.24%	3.60%	3.14%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Investment results that correspond to the total return of common stocks publicly traded in United States, as represented by the S&P 500 Index	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS Fidelity® VIP Index 500 Portfolio—Initial Class Fidelity Management & Research Company (FMR) (Adviser) Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (Subadvisers)	0.10%	26.19%	15.56%	11.92%
Long-term growth of capital	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS Fidelity® VIP Mid Cap Portfolio—Service Class 2 Fidelity Management & Research Company (FMR) (Adviser)	0.82%	14.80%	12.17%	7.85%
Long-term growth of capital	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS Fidelity® VIP Overseas Portfolio—Initial Class Fidelity Management & Research Company (FMR) (Adviser) FMR Co., Inc., FMR Investment Management (UK) Limited, and other advisers (Subadvisers)	0.73%	20.55%	9.99%	4.91%
High total return	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Franklin Global Real Estate VIP Fund—Class 2 Franklin Templeton Institutional, LLC (Adviser)	1.25%*	11.43%	3.88%	3.78%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Capital appreciation, with income as a secondary goal	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Franklin Mutual Shares VIP Fund—Class 2 Franklin Mutual Advisers, LLC (Adviser)	0.93%	13.46%	7.82%	5.43%
Long-term total return	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Franklin Small Cap Value VIP Fund—Class 2 Franklin Mutual Advisers, LLC (Adviser)	0.91%*	12.75%	11.06%	7.04%
Long-term capital growth	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Franklin Small-Mid Cap Growth VIP Fund —Class 2 Franklin Advisers, Inc. (Adviser)	1.08%*	26.74%	13.51%	8.96%
Income	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Franklin U.S. Government Securities VIP Fund—Class 2 Franklin Advisers, Inc. (Adviser)	0.77%	4.47%	0.22%	0.73%
Long-term capital growth	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Templeton Growth VIP Fund—Class 2 Templeton Global Advisors Limited (Adviser)	1.12%*	21.01%	6.47%	3.24%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Capital growth	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Century Capital Appreciation Fund (formerly VP Capital Appreciation Fund) Lincoln Financial Investments Corporation (Adviser) American Century Investment Management, Inc. (Sub-adviser)	0.79%*	20.69%	13.24%	9.36%
Long-term total return	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Century Inflation Protection Fund (formerly VP Inflation Protection Bond Fund) Lincoln Financial Investments Corporation (Adviser) American Century Investment Management, Inc. (Sub-adviser)	0.52%*	3.60%	2.90%	2.16%
Long-term capital growth and income as a secondary goal	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Century Mid Cap Value Fund (formerly VP Mid Cap Value Fund) Lincoln Financial Investments Corporation (Adviser) American Century Investment Management, Inc. (Sub-adviser)	0.86%*	6.13%	11.05%	8.77%
Long-term capital growth	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Century Ultra Fund (formerly VP Ultra® Fund) Lincoln Financial Investments Corporation (Adviser) American Century Investment Management, Inc. (Sub-adviser)	0.75%*	43.51%	19.24%	14.64%
Long-term capital growth and income as a secondary goal	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Century Value Fund (formerly VP Value Fund) Lincoln Financial Investments Corporation (Adviser) American Century Investment Management, Inc. (Sub-adviser)	0.71%*	9.10%	11.87%	8.53%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Capital appreciation with achieving current income by investing in equity securities as a secondary goal	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP J.P. Morgan Mid Cap Value Fund—Standard Class Lincoln Financial Investments Corporation (Adviser) J.P. Morgan Investment Management Inc. (Subadviser)	0.74%	10.91%	10.98%	8.05%
Capital growth over long term	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP J.P. Morgan Small Cap Core Fund—Standard Class Lincoln Financial Investments Corporation (Adviser) J.P. Morgan Investment Management Inc. (Subadviser)	0.78%	13.10%	9.41%	7.10%
Long-term growth of capital by investing primarily in common stocks of U.S. companies operating in sectors investment adviser believes will be fastest growing	T. ROWE PRICE EQUITY SERIES All-Cap Opportunities T. Rowe Price Associates, Inc. (Adviser)	0.80%*	28.96%	18.96%	14.57%
High level of dividend income and long-term capital growth through investments in large-capitalization stocks of companies with strong track record of paying dividends or that are undervalued	T. ROWE PRICE EQUITY SERIES Equity Income Portfolio T. Rowe Price Associates, Inc. (Adviser)	0.74%	9.54%	11.20%	7.84%

Investment Objective	Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Long-term capital appreciation by investing earnings in common stocks of medium sized companies with potential for above- average earnings growth	T. ROWE PRICE EQUITY SERIES Mid-Cap Growth Portfolio T. Rowe Price Associates, Inc. (Adviser)	0.84%	19.96%	11.63%	10.50%
Highest total return over time consistent with emphasis on both capital growth and income	T. ROWE PRICE EQUITY SERIES Moderate Allocation Portfolio T. Rowe Price Associates, Inc. (Adviser)	0.85%*	15.35%	7.31%	5.91%
Long-term growth of capital through investments primarily in common stocks of established non-U.S. companies	T. ROWE PRICE INTERNATIONAL SERIES International Stock Portfolio T. Rowe Price Associates, Inc. (Adviser) T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd (Subadvisers)	0.95%	16.24%	7.71%	4.75%

* These Investment Options and their investment advisers have entered into contractual fee waivers or reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue until at least April 30, 2025.

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The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated April 29, 2024. Both documents contain additional important information about the Policy. The prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.

The prospectus and SAI are available without charge, upon request, by calling us toll-free at 1-800-247-4170 or writing to us at 5400 University Avenue, Des Moines, Iowa 50266.

You may also call us toll-free or write to us if you wish to receive a free personalized illustration of your Policy’s death benefit and Cash Value, to request additional information and to ask questions about your Policy. Reports and other information about the Variable Account are available on the SEC website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

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